U.S. Securities and Exchange Commission
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type:



1.  Name and address of issuer: WRL Series Annuity Account
                                of Western Reserve Life Assurance Co. of Ohio 201 Highland Avenue
                                Largo, FL  33770

2.  Name of each series or class of funds for which this notice is filed:

                                WRL Series Annuity Account

3.  Investment Company Act File Number:

                                811-5672

    Securities Act File Number: 33-24856

4.  Last day of fiscal year for which this notice is filed:  December 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
    declaration:                N/A          [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                N/A

9.  Number and aggregate sale price of securities sold during the fiscal year:

            Units sold with an aggregate sales price of $713,091,530

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

            Units sold with an aggregate sales price of $713,091,530

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                                N/A

12. Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during the
         fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                   $ 713,091,530
                                                                   -------------

   (ii)  Aggregate price of shares issued in connection with
         dividend reinvestment plans (from Item 11, if
         applicable):                                              +           0
                                                                   -------------

   (iii) Aggregate price of shares redeemed or repurchased
         during the fiscal year (if applicable):                   - 231,144,864
                                                                   -------------


   (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
         pursuant to rule 24e-2 (if applicable):                   +           0
                                                                   -------------

   (v)   Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         (line (i), plus line (ii), less line (iii), plus
         line (iv)) (if applicable):                                 481,946,666
                                                                   -------------

   (vi)  Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                         x      1/3300
                                                                   -------------

   (vii) Fee due (line (i) or line (v) multiplied by line (vi)):   $  146,044.44
                                                                   -------------


Instruction:   Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [X]

   Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2/26/96


                                   SIGNATURES


   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By:                                 /s/  ALLAN J. HAMILTON
                                       ----------------------
                                       Name:
                                            Treasurer
                                       ----------------------
                                       Title:

   Date:   2/25/97
           -------

                                 WRL LETTERHEAD



                                                  February 21, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     RE:  Rule 24f-2 Notice for
          WRL Series Annuity Account
          1933 Act File No. - 33-24856
          1940 Act File No. - 811-5672

Gentlemen:

     This letter is furnished in accordance with Rule 24(f)-2(b)(1)(v).


     I am Vice President and Associate General Counsel of Western Reserve Life Assurance Co. of Ohio ("WRL") and act in such capacity in legal matters concerning its series account, WRL Series Annuity Account. I have participated in the preparation of Registration Statements on Form N-4 under the Securities Act of 1933 filed with the Securities and Exchange Commission concerning WRL Series Annuity Account and the variable annuity contracts issued by WRL.

     In so acting, I have made such examination of the law and examined such records and documents as in my judgement are necessary or appropriate to enable me to render the opinion expressed below.

     I am of the following opinion with respect to the aforesaid variable annuity contracts, which are the securities the registration of which is made definitive in number by the Rule 24f-2 Notice that this opinion accompanies:

     1. WRL is a valid and subsisting corporation, organized and operated under Ohio law, and subject to regulation by the Ohio Director of Insurance.

     2. WRL Series Annuity Account is a series account validly established and maintained by WRL in accordance with the provision of the Ohio Insurance Code.

     3. All of the prescribed corporate procedures for the issuance of the variable annuity contracts have been followed, and when such contracts are issued in accordance with the currently applicable Prospectus, all applicable state laws will have been complied with.

Securities and Exchange Commission
February 21 1997
Page 2




     4. WRL has been authorized by its Board of Directors to issue such contracts and has the corporate power to do so.

     5. It is my opinion that, upon acceptance of purchase payments on behalf of a contractowner pursuant to any variable annuity contract issued in accordance with the currently applicable Prospectus and upon compliance with applicable local law, such contractowner has a legally issued and non-assessable contractual interest under such variable annuity contract, and that accordingly, said variable annuity contracts which are the subject matter of the aforesaid Rule 24f-2 Notice were legally issued, fully paid and non-assessable.

                                        Very truly yours,

                                        /s/ THOMAS E. PIERPAN
                                        ---------------------
                                        Thomas E. Pierpan
                                        Vice President and Associate
                                        General Counsel